Segment Reporting - Summary of Segment Assets on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 4,860,403	$ 4,105,705
Canada
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	2,208,595	1,848,746
United States
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 2,651,808	$ 2,256,959